Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 2,512	$ 2,529	$ 2,597
Service revenue
Disaggregation of Revenue [Line Items]
Total revenue	2,363	2,358	2,440
Operating and facilities management contracts, gross
Disaggregation of Revenue [Line Items]
Total revenue	2,496	2,494	2,364
Upfront license fee amortization
Disaggregation of Revenue [Line Items]
Total revenue	(189)	(189)	(183)
Operating and facilities management contracts, net
Disaggregation of Revenue [Line Items]
Total revenue	2,307	2,305	2,181
Systems, software, and other
Disaggregation of Revenue [Line Items]
Total revenue	55	54	259
Product sales
Disaggregation of Revenue [Line Items]
Total revenue	$ 149	$ 171	$ 157